Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
2021 Incentive Plan
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	2023	2022
	Number	Number
Outstanding, start of period	4,355,669	—
Granted during the period	7,370,598	5,012,495
Forfeited during the period	(715,773)	(656,826)
Exercised during the period	(1,024,523)	—
Outstanding, end of period	9,985,971	4,355,669

	2023	2022
	£	£
Outstanding, start of period	6.63	—
Granted during the period	0.98	6.63
Forfeited during the period	6.42	6.63
Outstanding, end of period	0.98	6.63

Schedule of share options outstanding

	31 December	31 December
	2023	2022
Weighted average exercise price (£)	0.12	1.44
Number of share options outstanding	9,985,971	4,355,669
Expected weighted average remaining vesting period (years)	3.30	3.20

Schedule of fair value of options granted

	December 31,	December 31,
	2023	2022
Average share price at date of grant (£)	0.95	7.77
Expected volatility (%)	89.58%	84.30%
Dividend yield (%)	-	—
Risk-free interest rate (%)	4.78%	4.09%

Schedule of share based compensation payment award inputs option

December 31,
2023
Average share price at date of grant (£)	0.62
Expected volatility (%)	90.00
Dividend yield (%)	—
Vesting period in years	2.63
Risk-free interest rate (%)	4.80

EMI Scheme
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	2023	2022
	Number	Number
Outstanding, start of period	21,011,084	19,670
Granted during the period	—	—
Grant arising due to scheme modification	—	23,213,933
Forfeited during the period	(1,621,848)	(1,576,948)
Exercised during the period	(7,686,919)	(645,571)
Outstanding, end of period	11,702,317	21,011,084

	2023	2022
	£	£
Outstanding, start of period	0.19	308.06
Granted during the period	—	—
Granted due to scheme modification	—	0.23
Forfeited during the period	0.24	0.83
Exercised during the period	0.10	0.11
Outstanding, end of period	0.25	0.19

Schedule of share options outstanding

	31 December	31 December
	2023	2022
Weighted average exercise price (£)	0.25	0.19
Number of share options outstanding	11,702,317	21,011,084
Expected weighted average remaining vesting period (years)	1.78	2.14

Schedule of fair value of options granted

December 31,
2022
Average share price at date of grant (£)	5.07
Expected volatility (%)	50.00
Vesting period in years	2.75
Risk-free interest rate (%)	1.25